INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 11 – Intangible Assets

Intangible assets consisted of the following at November 30, 2020 and May 31, 2020:

		Accumulated
November 30, 2020	Gross	Amortization	Net
Intellectual Property	$319,600	$(77,237)	$242.363
License & Customer Relations	990,000	(119,625)	870,375
Tradenames - Trademarks	301,000	(72,742)	228,258
Non-Compete Agreements	27,000	(27,000)	-
Domain Names	26,512	(4,887)	21,625
Total	$1,664,112	$(301,491)	$1,362,621

		Accumulated
May 31, 2020	Gross	Amortization	Net
Intellectual Property	$319,600	$(61,257)	$258,343
License & Customer Relations	990,000	(94,875)	895,125
Tradenames - Trademarks	301,000	(57,692)	243,308
Non-Compete Agreements	27,000	(25,882)	1,118
Domain names	26,512	(3,302)	23,310
Total	$1,664,112	$(242,908)	$1,421,204

Total amortization expense charged to operations for the three months ended November 30, 2020 and 2019 was $28,715 and $28,030, respectively.  Total amortization expense charged to operations for the six months ended November 30, 2020 and 2019 was $58,583 and $58,304, respectively.

Amount to be amortized during the twelve months ended November 30,
2021	$111,989
2022	111,989
2023	111,989
2024	111,989
2025	111,989
Thereafter	802,676
$1,362,621

NOTE 12 – INTANGIBLE ASSETS

Intangible assets consisted of the following at May 31, 2020 and 2019:

	May 31, 2020
		Accumulated
	Gross	Amortization	Net
Intellectual Property	$319,600	$(61,257)	$258,343
License & Customer Relations	990,000	(94,875)	895,125
Tradenames - Trademarks	301,000	(57,692)	243,308
Non-compete Agreements	27,000	(25,882)	1,118
Domain Names	25,993	(2,683)	23,310
Total	$1,663,593	$(242,389)	$1,421,204

	May 31, 2019
		Accumulated
	Gross	Amortization	Net
Intellectual Property	$319,600	$(29,297)	$290,303
License & Customer Relations	990,000	(45,375)	944,625
Tradenames - Trademarks	301,000	(27,592)	273,408
Non-compete Agreements	27,000	(12,378)	14,622
Domain Names	3,963	(1,834)	2,129
Total	$1,641,563	$(116,476)	$1,525,087

Total amortization expense charged to operations for the years ended May 31, 2020 and 2019 was $125,913 and $115,074, respectively.

Amount to be amortized during the twelve months ended May 31,

2021	$113,080
2022	111,962
2023	111,962
2024	111,962
2025	111,962
Thereafter	860,276
$1,421,204